Direct cost of revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of direct cost of revenues [Line Items]
Direct cost of revenues	$ 626,621	$ 524,020
Subscription cost of revenue
Disclosure of direct cost of revenues [Line Items]
Direct cost of revenues	70,753	77,585
Transaction-based cost of revenue
Disclosure of direct cost of revenues [Line Items]
Direct cost of revenues	505,631	390,522
Hardware and other cost of revenue
Disclosure of direct cost of revenues [Line Items]
Direct cost of revenues	$ 50,237	$ 55,913